Prepaid and Other Current Assets	6 Months Ended
Jun. 30, 2024
Prepaid and Other Current Assets [Abstract]
PREPAID AND OTHER CURRENT ASSETS

6. PREPAID AND OTHER CURRENT ASSETS

	June 30,	December 31,
	2024	2023
Prepaid insurance	$220,668	$478,116
Other prepaid expense	204,198	327,538
Security deposit	131,073	135,061
VAT receivable	195,950	260,955
Other assets	105	108
	$751,994	$1,201,778

For the six months ended June 30, 2023, the Company recorded a valuation reserve of $53,295 for VAT receivables.